Leases (Details 1) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Maturities of operating lease liabilities
2024	$ 119,232
2025	98,975
2026	98,975
2027	98,975
2028	88,434
Thereafter	242,716
Total future minimum lease payments	747,307
Less: Imputed interest	(219,628)
Total	$ 527,679	$ 563,699